Digital assets, bitcoin mined and transacted (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) Bitcoin	Dec. 31, 2021 CAD ($) Bitcoin	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Amount of bitcoin [Abstract]
Digital assets, beginning balance	$ 323,946	$ 101,962
Bitcoin mined	133,040	165,398
Bitcoin traded for cash	0	(1,291)
Gain on disposition of digital assets	0	182
Revaluation of digital assets	(253,359)	57,695
Digital assets, ending balance	$ 203,627	$ 323,946
Number of bitcoin [Abstract]
Bitcoins beginning balance | Bitcoin	5,518	2,762
Bitcoin mined | Bitcoin	3,568	2,786
Bitcoin traded for cash | Bitcoin		(30)
Gain on disposition of digital assets | Bitcoin		0
Revaluation of digital assets | Bitcoin	0	0
Bitcoins ending balance | Bitcoin	9,086	5,518
Bitcoin trading costs	$ 0	$ 1,100
Bitcoin price	22,412	58,707	$ 16,548	$ 46,306
Revaluation gain	253,400	57,900
Revaluation (loss) gain on digital assets, net of taxes	(103,540)	57,859
Tax recovery	15,100	200
Loss on revaluation of digital assets	$ (134,772)	$ 0